Contingent liabilities and legal proceedings - Continuing matters relating to the resignation of Dr Vijay Mallya from USL and USL internal inquiries (Details) $ in Millions	May 23, 2019 USD ($)	Nov. 16, 2017 USD ($) instalment	Feb. 25, 2016 USD ($) Petition
SPA | UBHL
Disclosure of contingent liabilities [line items]
Number of pending winding-up petitions | Petition			5
Dr Mallya | 25 February agreement
Disclosure of contingent liabilities [line items]
Committed payment relating to disengagement agreements			$ 75
Consideration payment period			5 years
Amount paid relating to disengagement agreements			$ 40
Amount payable relating to disengagement agreements in equal installments			7
Repayment demanded of original amount paid			40
Number Of Disputed Instalments | instalment		2
Watson Limited
Disclosure of contingent liabilities [line items]
Damages awarded	$ 135
Watson Limited | 25 February agreement
Disclosure of contingent liabilities [line items]
Release of obligations to indemnify under guarantee of certain borrowings			$ 141
Damages related to breach of associated security documents		$ 142
CASL
Disclosure of contingent liabilities [line items]
Damages awarded, co-surety percentage	50.00%